NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Schedule of Non-Controlling Interests
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2017	2016
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,852	1,596
Non-controlling interest in Portland Natural Gas Transmission System	—	130
	1,852	1,726

The Company's Net income attributable to non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	220	215	(13)
Non-controlling interest in Portland Natural Gas Transmission System[1]	9	20	19
Non-controlling interest in Columbia Pipeline Partners LP2	9	17	—
	238	252	6

1
Non-controlling interest in 2017 for the period January 1 to May 31 when TCPL sold its remaining interest in PNGTS to TC PipeLines, LP. Refer to Note 25, Other acquisitions and dispositions for further information.

2	Non-controlling interest up to February 17, 2017 acquisition of all publicly held common units of CPPL.